CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 6 months ended Jun. 30, 2016 - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital Notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2015	$ 326,572	$ 1,273,545	$ 48,553	$ 58,209	$ (264)	$ (26,546)	$ (1,273,654)	$ (9,072)		$ (11,757)	$ 385,586
BALANCE, SHARES at Dec. 31, 2015	82,144
Conversion of debentures and exercise of warrants into share capital	$ 2,608	2,805									5,413
Conversion of debentures and exercise of warrants into share capital, shares	681
Issuance of shares	$ 12,504	27,496									40,000
Issuance of shares, shares	3,297
Exercise of options and RSU	$ 1,250	83									1,333
Exercise of options and RSU, shares	321
Employee stock-based compensation				4,688							4,688
Accumulated amount due to adoption of ASU No. 2016-09, Compensation - Stock Compensation (Topic 718)				1,306			(1,306)
Stock-based compensation related to the Facility Agreement with the banks		120									120
Dividend paid to Panasonic										(2,563)	(2,563)
Other comprehensive income:
Profit							104,430		$ 104,430	465	104,895
Foreign currency translation adjustments						10,467			10,467	9,033	19,500
Change in employees plan assets and benefit obligations					(265)				(265)		(265)
Unrealized gain on derivatives					62				62		62
Comprehensive income									$ 114,694		114,694
BALANCE at Jun. 30, 2016	$ 342,934	$ 1,304,030	$ 48,553	$ 64,203	$ (467)	$ (16,079)	$ (1,170,530)	$ (9,072)		$ (4,822)	$ 558,769
BALANCE, SHARES at Jun. 30, 2016	86,443